Company Financial Information Condensed Statement of Cash Flows Parent Corporation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net income		$ 3,222	$ 2,651	$ 2,185
Net cash provided by (used for) operating activities		4,127	4,484	(642)
Change in loans		(4,615)	(7,904)	(5,092)
Other, net		3,583	4,887	(560)
Net cash (used for) investing activities		(19,787)	(11,675)	(13,200)
Change in commercial paper		0	(96)	(242)
Net proceeds from the issuance of long-term debt		4,986	4,686	3,892
Repayments of long-term debt		(3,659)	(4,376)	(2,035)
Issuance of common stock		26	26	25
Treasury stock acquired		(2,355)	(1,669)	(1,026)
Issuance of preferred stock		990	0	494
Net cash provided by financing activities		15,185	7,829	15,621
Change in cash and due from banks		(433)	510	1,733
Cash and due from banks at beginning of period		6,970	6,460	4,727
Cash and due from banks at end of period		6,537	6,970	6,460
Interest paid		295	344	347
Income taxes paid		1,015	1,363	400
Income taxes refunded		901	144	29
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income	[1]	3,158	2,567	2,104
Amortization		0	0	1
Equity in undistributed net (income) of subsidiaries		(2,873)	(1,731)	(911)
Change in accrued interest receivable		(4)	23	21
Change in accrued interest payable		15	18	(5)
Change in taxes payable	[2]	132	91	63
Other, net		66	2	(22)
Net cash provided by (used for) operating activities		494	970	1,251
Proceeds from sales of securities		3	7	67
Change in loans		56	(57)	(6)
Acquisitions of, investments in, and advances to subsidiaries		(358)	(1,603)	722
Other, net		14	107	11
Net cash (used for) investing activities		(285)	(1,546)	794
Change in commercial paper		0	(96)	(242)
Net proceeds from the issuance of long-term debt		4,986	4,686	3,892
Repayments of long-term debt		(3,650)	(4,071)	(2,023)
Change in advances from subsidiaries		2,123	2,704	78
Issuance of common stock		352	396	288
Treasury stock acquired		(2,355)	(1,669)	(1,026)
Issuance of preferred stock		990	0	494
Cash dividends paid		(865)	(833)	(744)
Tax benefit realized on share based payment awards		76	17	15
Net cash provided by financing activities		1,657	1,134	732
Change in cash and due from banks		1,866	558	2,777
Cash and due from banks at beginning of period		7,517	6,959	4,182
Cash and due from banks at end of period		9,383	7,517	6,959
Interest paid		302	275	241
Income taxes paid		158	946	94
Income taxes refunded		103	54	14
Income Taxes Received From Paid To Subsidiaries		$ 24	$ 452	$ 192

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjhmZTExOTFlYjMzMjQxMTY4NjY1MTY0YzA4ZDlmZjg3fFRleHRTZWxlY3Rpb246ODMzQ0UwNkExM0IwQjdCMjA3RDk4MzlDQzA4RDYzREUM}
[2]	Includes payments received from subsidiaries for taxes of $24 million in 2015, $452 million in 2014 and $192 million in 2013.